Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Property and equipment

Property and equipment as of March 31, 2021 and December 31, 2020 consisted of the following:

	March 31, 2021	December 31, 2020
Property and equipment, at cost	2,076,710	718,884
Accumulated depreciation	(1,435,419)	(37,532)
Property and equipment, net	641,291	681,352

Property and equipment as of December 31, 2020 and 2019 consisted of the following:

	2020	2019
Property and equipment, at cost	718,884	88,758
Accumulated depreciation	(37,532)	(51,029)
Property and equipment, net	681,352	37,729

Computation of Diluted EPS

Warrants, stock options, and common stock issuable upon the conversion of the Company’s convertible debt or preferred stock (if any), are not included in the computation if the effect would be anti-dilutive.

	2020	2019
Numerator
Net loss from continuing applicable to common shareholders	$(19,227,703)	$(5,135,731)

Net loss from discontinued applicable to common shareholders	$(9,446,853)	$-

Denominator
Weighted average number of common shares outstanding	55,615,276	41,064,985

Net loss per share from continuing operations (basic diluted)	$(0.35)	$(0.13)

Net income per share from discontinued operations (basic diluted)	$(0.17)	$-

Schedule Of Net Income (loss) Per Share
Numerator	2021	2020
Net loss from continuing applicable to common shareholders	$(4,482,301)	$(3,446,630)

Earnings from discontinued applicable to common shareholders	$40,082	$—

Denominator
Weighted average number of common shares outstanding	73,927,596	44,021,393

Net loss per share from continuing operations (basic diluted)	$(0.06)	$(0.08)

Net income per share from discontinued operations (basic diluted)	$0.00	$0.00

Copa Di Vino Corporation [Member]
Schedule of Inventory	Inventories consist of the following at September 30, 2020 and December 31, 2019:
	2020	2019

Raw materials	$247,095	$184,950
Finished goods	326,995	314,791

Total inventories	$574,090	$499,741
Inventories consist of the following at December 31, 2019 and 2018:
	2019	2018

Raw materials	$184,950	$319,906
Finished goods	314,791	420,914

Total inventories	$499,741	$740,820

Schedule of Property and equipment

Property and equipment consist of the following at September 30, 2020 and December 31, 2019:

	2020	2019

Leasehold improvements	$1,005,673	$1,005,673
Machinery and equipment	1,487,063	1,486,213
Tanks	164,195	164,195
Furniture and fixtures	54,750	54,750

	2,711,681	2,710,831

Less accumulated depreciation and amortization	(1,816,743)	(1,693,479)

	894,938	1,017,352

Construction in progress	26,098	19,799

Total property and equipment, net	$921,036	$1,037,151

Property and equipment consist of the following at December 31, 2019 and 2018:

	2019	2018

Leasehold improvements	$1,005,673	$1,003,697
Machinery and equipment	1,486,213	1,479,139
Tanks	164,195	164,195
Furniture and fixtures	54,750	53,363
	2,710,831	2,700,394

Less accumulated depreciation and amortization	(1,693,479)	(1,520,132)
	1,017,352	1,180,262

Construction in progress	19,799	5,086

Total property and equipment, net	$1,037,151	$1,185,348

Schedule of Property and equipment Depreciation useful life

Depreciation is computed using the straight-line method based on estimated useful lives of the related assets as follows:

Leasehold improvements	10-39 years
Tanks, machinery, and equipment	3–20 years
Furniture and fixtures	5–15 years

Schedule of estimated useful lives

Depreciation is computed using the straight-line method based on estimated useful lives of the related assets as follows:

Leasehold improvements	10-39 years
Tanks, machinery, and equipment	3–20 years
Furniture and fixtures	5–15 years

Canfield [Member]
Schedule of Inventory

The Company carries inventory of durable medical equipment and medical supplies for resale.  Inventory is accounted for on a first–in first-out basis. Inventory consists of the following:

	December 31, 2019	December 31, 2018
Durable medical equipment	$22,759	$33,570
Medical supplies	249	1,076
Enteral	7,551	7,049
TOTALS	$30,559	$41,695

Classification of percent of total revenues

The amount of revenue earned from each classification as a percent of total revenues is as follows:

	December 31,
	2019	2018
Medicare	19%	29%
Medicaid	7%	9%
Private pay/private insurance	73%	58%
Other	1%	4%
Total	100%	100%

Schedule of Property and equipment

Property and equipment are recorded at cost and consist of the following:

	December 31,
	2019	2018
Office equipment	$2,934	$2,934
Vehicles	70,208	70,208
Wheelchair rental pool	66,191	78,392
Total property and equipment	139,333	151,534
Accumulated depreciation	(95,488)	(92,907)
Net property and equipment	$43,845	$58,627

Computation of Diluted EPS

The computation of Diluted EPS does not assume exercise or conversion of securities that would have an anti-dilutive effect on net income per common share.

	Year Ended December 31, 2019	Year Ended December 31, 2018
Numerator
Net income (loss) applicable to common shareholders	$(477,234)	$68,206

Denominator
Weighted average common shares outstanding, basic	11,635,534	11,385,693
Stock options	300,000	—
Weighted average common shares outstanding, diluted	11,935,534	11,385,693
Net Income per share - Basic	$(0.04)	$0.01
Income per shares - Diluted	$(0.04)	$0.01

Schedule of selling, general and administrative expenses

Other selling, general and administrative expenses included the following:

	December 31,
	2019	2018
Rent	$27,504	$27,504
Office expenses	25,765	40,727
Other SG&A	150,806	126,079
Total	$204,075	$194,310